STROOCK & STROOCK & LAVAN LLP

180 Maiden Lane

New York, New York 10038

June 2, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Christina DiAngelo

Re:	Advantage Funds, Inc. (File Nos.: 811-7123; 333-150534)
Dreyfus Cash Management (File Nos: 811-4175; 333-150533)
Registration Statements on Form N-14

Ladies and Gentlemen:

Transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are definitive versions of the prospectus/proxy statement and statement of additional information of each of the above-referenced Registrants. Each filing is marked to show changes from the versions of the prospectus/proxy statement and statement of additional information filed as part of the Registrant’s Registration Statement on Form N-14 filed on April 30, 2008, which consist primarily of changes in response to comments received by telephone and email from Christina DiAngelo of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), to Nicole M. Runyan, on May 21, 2008 and May 29, 2008. Set forth below are the Staff’s comments and our responses thereto. Capitalized terms used herein and not otherwise defined are used with the meanings assigned to them in the relevant Registration Statement.

Fees and Expenses Tables

1.

Staff Comment. For each Registration Statement, the expense table for the Fund is based off of the Fund’s expense ratio for the fiscal year ended March 31, 2008. Please confirm that the Funds will file their annual reports for the fiscal year ended March 31, 2008 on Form N-CSR prior to the effective date of the Registration Statements, or that the fee tables will be revised to reflect the Funds’ expense ratios for the fiscal year ended March 31, 2007.

Response. As discussed with the Staff, the Funds filed their annual reports for the fiscal year ended March 31, 2008 with the Commission on Form N-CSR on Wednesday, May 28, 2008, prior to the effective date of the Registration Statements.

2.

Staff Comment. In the Registration Statement filed by Advantage Funds, Inc., please review the total expense ratios for Class C and Class T shares of the Fund, as these ratios do not tie to the ratios contained in the financial statements in the Fund’s annual report for the fiscal year ended March 31, 2008. Please confirm which percentage is correct and revise the appropriate document accordingly.

Response. The fee tables in the Registration Statement have been revised to conform the total expense ratio for the Fund’s Class C and Class T shares to the total expense ratio contained in the financial statements in the Fund’s annual report for the fiscal year ended March 31, 2008.

3.

Staff Comment. In the Registration Statement filed by Advantage Funds, Inc., please review the column headings in the last fee table which, as filed, do not accurately reflect a merger of the Fund’s Class T shares with the Acquiring Fund’s Class T shares.

Response. The fee table’s column headings have been revised to reflect a merger of the Fund’s Class T shares into the Acquiring Fund’s Class T shares.

4.

Staff Comment. In the Registration Statement filed by Dreyfus Cash Management, the introductory paragraph (and elsewhere in the Registration Statement) states that the funds have the same total expense ratio (emphasis added). Please consider revising this disclosure, as the funds have the same net expense ratio.

Response. The requested change has been made throughout the Registration Statement.

Capitalization Tables and Pro Forma Financial Statements

5.

Staff Comment. In the Registration Statement filed by Dreyfus Cash Management, the net assets of the Fund provided under the heading “Capitalization” ($676,593,486) is different from the number provided under the heading “Reasons for the Reorganization.” Pleas confirm which number is correct and revise the disclosure accordingly.

Response. The Fund’s net asset amount provided under the heading “Capitalization” is correct. The disclosure under the heading “Reasons for the Reorganization” has been revised accordingly.

6.

Staff Comment. In the Registration Statement filed by Advantage Funds, Inc., please review the line item “Total Net Assets” for Pro Forma After Reorganization Acquiring Fund Class A and “Net asset value per share” for Fund Class C, as both numbers are inconsistent with the information provided in the pro forma financial statements filed with the Registration Statement.

Response. Both numbers have been reviewed and revised to conform to the information provided in the pro forma financial statements.

7.

Staff Comment. In the Registration Statement filed by Advantage Funds, Inc., please supplementally confirm that the information provided in footnote a to the Schedule of Investments is aggregated for the Fund and the Acquiring Fund.

Response. The information provided in footnote a to the Schedule of Investments is aggregated for the Fund and the Acquiring Fund.

8.	Staff Comment. In the Registration Statement filed by Advantage Funds, Inc., please remove the duplicative Statement of Assets and Liabilities.

Response. The requested change has been made. The duplicative Statement of Assets and Liabilities has been removed.

General

9.

Staff Comment. For reorganizations where pro forma financial statements are not required under Regulation S-X, please consider adding a sentence to the Statement of Additional Information that that effect.

Response. As discussed with the Staff, the Registrants and The Dreyfus Corporation acknowledge the Staff’s recommendation, and will add the appropriate disclosure in future Registration Statements on Form N-14 filed by The Dreyfus Family of Funds.

10.

Staff Comment. We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the Staff to be certain that they have provided all information investors require. Since the Registrants and fund management are in possession of all facts relating to the Registrants’ disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made. In connection with responding to our comments, please provide, in writing, a statement from each Registrant acknowledging that:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings;

•	Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Response. The requested letter from each Registrant is filed with this letter.

Should members of the Staff have any questions or comments, please contact me at 212.806.6443 or, in my absence, contact David Stephens at 212.806.6138.

Very truly yours,

/s/ Nicole M. Runyan
Nicole M. Runyan

cc:	David Stephens
Jeff Prusnofsky

THE DREYFUS FUNDS

200 Park Avenue

New York, New York 10166

June 2, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Christina DiAngelo

Re:	Advantage Funds, Inc. (File Nos.: 811-7123; 333-150534)
Dreyfus Cash Management (File Nos: 811-4175; 333-150533)
Registration Statements on Form N-14

Ladies and Gentlemen:

At the request of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), each of the undersigned Registrants acknowledge the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

ADVANTAGE FUNDS, INC.
DREYFUS CASH MANAGEMENT

By: /s/ Jeff Prusnofsky
Name: Jeff Prusnofsky
Title: Vice President